Investments - Schedule of Available-for-sale Investments (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Debt Securities, Available-for-sale [Abstract]
Cost	¥ 25,571	¥ 46,810
Unrealized gains, including foreign exchange adjustment	25,775	55,563
Fair Value	¥ 51,346	¥ 102,373